Regulatory Matters (Details) (USD $)	0 Months Ended
	May 02, 2012	Nov. 01, 2011 New Base Rates [Member]	Sep. 14, 2012 Expedited Rate Request [Member]
Rates And Regulatory Matters [Line Items]
Requested additional non-gas revenue		$ 1,100,000	$ 1,840,000
Non-gas revenues	$ 235,000